Note 18 - Stockholders' Equity - 10Q (Details) (USD $)	1 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended																						1 Months Ended									9 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended					13 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended		12 Months Ended
	Jun. 30, 2013	Jan. 24, 2013	Jan. 25, 2013	Nov. 30, 2011	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Apr. 30, 2011	Mar. 31, 2011	Jun. 30, 2013 One Third of Options 13 [Member] Vested Immediately [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 13 [Member] Vest on June 20, 2014 [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 13 [Member] Vest on June 20, 2015 [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 13 [Member] Common Stock [Member] Mr. Klein [Member]	Jun. 30, 2013 One Third of Options 13 [Member] Mr. Klein [Member]	Jun. 30, 2013 One Third of Options 23 [Member] Vested Immediately [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 23 [Member] Vest on June 20, 2014 [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 23 [Member] Vest on June 20, 2015 [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 23 [Member] Common Stock [Member] Mr. Klein [Member]	Jun. 30, 2013 One Third of Options 33 [Member] Vested Immediately [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 33 [Member] Vest on June 20, 2014 [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 33 [Member] Vest on June 20, 2015 [Member] Common Stock [Member]	Jun. 30, 2013 One Third of Options 33 [Member] Common Stock [Member] Mr. Klein [Member]	Jan. 24, 2013 Recapitalization [Member] Series C Preferred Stock [Member]	Jan. 24, 2013 Recapitalization [Member] Series D Preferred Stock [Member]	Jan. 25, 2013 Recapitalization [Member]	Jan. 24, 2013 Recapitalization [Member]	Feb. 28, 2013 Satisfaction of Liability [Member]	Jun. 30, 2013 Vested Immediately [Member] Common Stock [Member]	Jun. 30, 2013 Vest on June 20, 2014 [Member] Common Stock [Member]	Jun. 30, 2013 Vest on June 20, 2015 [Member]	Jun. 30, 2010 Series C Shares [Member]	Sep. 30, 2011 Series D Shares [Member]	Jan. 24, 2013 Warrant [Member]	Jun. 30, 2013 Common Stock [Member] Executives [Member]	Jun. 30, 2013 Common Stock [Member] Mr. Klein [Member]	Jun. 30, 2013 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Mark Goldwasser [Member]	Sep. 30, 2012 Leonard Sokolow [Member]	Sep. 30, 2011 Brokers [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Jul. 12, 2010 Series C Preferred Stock [Member]	Jun. 30, 2013 Series C Preferred Stock [Member]	Sep. 30, 2012 Series C Preferred Stock [Member]	Sep. 29, 2010 Series D Preferred Stock [Member]	Sep. 30, 2011 Series D Preferred Stock [Member]	Jun. 30, 2013 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Jun. 30, 2013 Series E Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Common Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member] Common Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member] Common Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member]	Dec. 21, 2011 Series A Preferred Stock [Member]	Sep. 30, 2011 EquityStation [Member]	Sep. 30, 2011 Investors [Member]	Sep. 30, 2011 Brokers [Member]	Jun. 30, 2013 Executives [Member]	Jan. 31, 2013 Convertible Debt [Member]
Note 18 - Stockholders' Equity - 10Q (Details) [Line Items]
Common Stock, Shares Authorized (in Shares)	150,000,000				150,000,000	150,000,000		150,000,000	150,000,000		150,000,000	50,000,000
Preferred Stock, Shares Authorized	10,000,000				10,000,000	10,000,000		10,000,000			10,000,000	200,000																																		34,500	34,500			100,000	100,000	200,000	200,000						50,000	50,000
Dividends, Preferred Stock (in Dollars)							$ 93,000	$ 93,000	$ 414,000																																																	$ 93,000	$ 93,000	$ 414,000
Common Stock, Shares, Issued	89,016,988				89,016,988	89,016,988		26,567,193	20,446,704																			29,450,000	9,416,691							12,951,196																														10,000,000
Common Stock, Value, Issued (in Dollars)	1,780,000				1,780,000	1,780,000		531,000	409,000																			8,800,000
Recapitalization Costs (in Dollars)			374,000
Preferred Stock, Shares Issued																										34,169	60,000																																46,050	42,957	5,723
Convertible Debt (in Dollars)																																																																		5,000,000
Debt Conversion, Converted Instrument, Warrants or Options Issued		17,426,187							530,000	963,000																													12,951,196					1,990,505																			3,170,000	200,000
Stock Issued During Period, Shares, Other				1,500,000																										600,000									600,000	1,967,042
Stock Issued During Period, Value, Other (in Dollars)				450,000		125,000		515,000	1,334,000																					125,000									12,000	39,000
Class of Warrant or Right, Outstanding								0																																																									3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,820,000								1,900,000				1,900,000				1,900,000						500,000	500,000	500,000	3,416,692	6,000,000		1,500,000	5,700,000							3,416,691			6,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50				0.50	0.50			0.50				0.50	0.50	0.50	0.50		0.70	0.70	0.70	0.70	0.90	0.90	0.90	0.90									0.50	0.50
Amortization Period	27 months				27 months
Proceeds from Issuance of Common Stock (in Dollars)						8,375,000			1,585,000
Stock Issued During Period, Shares, New Issues								1,967,042	3,170,000																																126,188	340,854			34,167			60,000
Payments of Stock Issuance Costs (in Dollars)									169,000
Option Indexed to Issuer's Equity, Contract Reclassification									$530,000
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)									1,334,000																																							3,000,000	1,334,000
Convertible Preferred Stock, Shares Issued upon Conversion																																																				100,000	100		80	80
Preferred Stock, Redemption Price Per Share (in Dollars per share)																																													$ 0.50			$ 0.50								$ 1.25
Preferred Stock, Dividend Rate, Percentage																																																												9.00%
Preferred Stock, Shares Outstanding																																																										46,050	46,050	42,957
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars)																																																													715,000
Conversion of Stock, Shares Converted																																																						4,141,826			51,773
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																																													1,700,000
Preferred Stock Proceeds Receivable (in Dollars)																																																1,334,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																																					$ 0.01						$ 0.01	$ 0.01
Sale of Stock, Price Per Share (in Dollars per share)																																																					$ 50
Warrants Issued During Period (in Dollars)									3,170,000																																		200,000
Other Ownership Interests, Contributed Capital (in Dollars)																																																														$ 31,000